Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of loss before income tax expense from continuing operations

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Australia	—	—	(400)
All other non-Australia	(5,706)	(318)	(407)
Total loss before income tax expense	(5,706)	(318)	(807)

Schedule of current and deferred portion of income tax expense of the Company's continuing operations

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Current income tax expense
Australia	—	—	—
All other non-Australia	—	—	—
Total current income tax expenses	—	—	—
Deferred income tax benefit
Australia	—	—	(65)
All other non-Australia	—	—	—
Total deferred income tax benefit	—	—	(65)
Total income tax benefit
Australia	—	—	(65)
All other non-Australia	—	—	—
Total income tax benefit	—	—	(65)

Schedule of reconciliation of the Group's statutory tax rate to the effective income tax rate

	For the years ended December 31,
	2023		2024		2025
	Amount	Percentage	Amount	Percentage	Amount	Percentage
	US$		US$		US$
Loss before income tax	(5,706)	100.0%	(318)	100.0%	(807)	100.0%
Australia statutory income tax rate	30%	30%	30%	30%	30%	30%

Computed income tax benefit with Australia statutory income tax rate	(1,712)	30.0%	(95)	30.0%	(242)	30.0%
Domestic tax effects
Preferential tax rate	—	0.0%	—	0.0%	20	(2.5)%
Changes in valuation allowance	—	0.0%	—	0.0%	31	(3.8)%
Non-deductible expenses	—	0.0%	—	0.0%	4	(0.5)%
Foreign tax effects
Cayman Islands
- Statutory tax rate difference between Cayman Islands and Australia	1,712	(30.0)%	95	(30.0)%	96	(11.9)%
PRC
- Preferential tax rate	—	0.0%	—	0.0%	10	(1.2)%
- Other	—	0.0%	—	0.0%	5	(0.6)%
Other foreign jurisdictions	—	0.0%	—	0.0%	11	(1.4)%
Effective income tax rate	—	0.0%	—	0.0%	(65)	8.1%

Schedule of income taxes paid by jurisdiction

For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Australia	—	—	—
All other non-Australia	—	—	—
Total loss before income tax expense	—	—	—

Schedule of changes in valuation allowance

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Balance at beginning of the year	—	—	—
Additions	—	—	40
Balance at end of the year	—	—	40

Jurisdictions other than Australia
Taxation
Schedule of components of the deferred tax assets and deferred tax liabilities

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets:
Net operating loss carry forwards	—	929
Allowance for credit losses	—	23
Operating lease liabilities	—	28
Subtotal	—	980
Less: valuation allowance	—	(40)
Total deferred tax assets, net	—	940
Net off against deferred tax liabilities	—	(940)
Net deferred tax assets	—	—

Deferred tax liabilities:
Operating right-of-use assets	—	(25)
Intangible assets acquired in a business acquisition	—	(915)
Total deferred tax liabilities	—	(940)
Net off against deferred tax assets	—	940
Net deferred tax liabilities	—	—